Additional Financial Information - Income Statement Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Depreciation expense	$ 14,741	$ 14,227	$ 14,323
Interest costs on debt balances	5,256	4,961	5,391
Net amortization of debt discount	155	119	113
Capitalized interest costs	(678)	(704)	(584)
Advertising expense	$ 2,643	$ 2,744	$ 2,749